ACQUIRED INTANGIBLE ASSETS, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Balance at Beginning	$ 36,274,238	$ 50,562,945
Amortization	(8,359,386)	(8,640,885)	$ (4,885,055)
Foreign currency translation adjustment	2,114,704	(5,647,822)
Impairment	(19,765,615)	0	0
Balance at End	10,263,941	$ 36,274,238	$ 50,562,945
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment	(4,100,522)
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment	(10,682,328)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment	$ (4,982,765)